Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets as per statement of financial position
Trade and other receivables	$ 172,331		$ 197,506
Derivative financial instruments	1,435		6,286
Cash and cash equivalents	290,276		273,635	$ 269,195	$ 158,568
Total	464,042		477,427
Liabilities as per statement of financial position
Trade and other payables	110,486		106,437
Borrowings (excluding finance lease liabilities)	968,280		861,521
Finance leases		$ 595	595
Leases Liabilities	216,384	$ 178,143	0
Derivative financial instruments	1,423		283
Total	1,296,573		968,836
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	98,420		96,167
Borrowings (excluding finance lease liabilities)	968,280		861,521
Finance leases			595
Leases Liabilities	216,384
Derivative financial instruments	1,423		283
Total	1,284,507		958,566
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	12,066		10,270
Borrowings (excluding finance lease liabilities)	0		0
Finance leases			0
Leases Liabilities	0
Derivative financial instruments	0		0
Total	12,066		10,270
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	0		0
Borrowings (excluding finance lease liabilities)	0		0
Finance leases			0
Leases Liabilities	0
Derivative financial instruments	1,423		283
Total	1,423		283
Financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	98,420		96,167
Borrowings (excluding finance lease liabilities)	968,280		861,521
Finance leases			595
Leases Liabilities	216,384
Derivative financial instruments	0		0
Total	1,283,084		958,283
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	88,113		91,183
Derivative financial instruments	1,435		6,286
Cash and cash equivalents	290,276		273,635
Total	379,824		371,104
Financial Assets Instruments | Financial asset at amortized cost
Assets as per statement of financial position
Trade and other receivables	88,113		91,183
Derivative financial instruments	0		0
Cash and cash equivalents	290,276		273,635
Total	378,389		364,818
Financial Assets Instruments | Assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0		0
Derivative financial instruments	1,435		6,286
Cash and cash equivalents	0		0
Total	1,435		6,286
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	84,218		106,323
Derivative financial instruments	0		0
Cash and cash equivalents	0		0
Total	$ 84,218		$ 106,323